Investments in Associates and Joint Ventures - Summary of Investments Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($) $ / shares shares	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Bs. / shares	Dec. 31, 2017 ARS ($)
Disclosure of investments in associates and joint ventures [line items]
Securities Face Value | $ / shares	$ 10
Book Value	$ 107,124	$ 67,602
Cost	6,819
Net (loss) / profit	(71,017)	(33,379)	$ 38,606
Equity	683,395	548,099	362,357			$ 152,533
Associates [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	10,487	6,789
Cost	$ 648
Associates [member] | Oleoductos del Valle S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10
Securities Amount | shares	4,072,749
Book Value	$ 2,998	1,778
Main Business	Oil transportation by pipeline
Registered Address	Florida 1, 10th floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2020
Capital Stock	$ 110
Net (loss) / profit	1,684
Equity	$ 10,442
Holding in capital stock	37.00%
Associates [member] | Terminales Maritimas Patagonicas S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10
Securities Amount | shares	476,034
Book Value	$ 1,295	711
Main Business	Oil storage and shipment
Registered Address	Av. Leandro N. Alem 1180, 11th floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2020
Capital Stock	$ 14
Net (loss) / profit	478
Equity	$ 3,522
Holding in capital stock	33.15%
Associates [member] | Oiltanking Ebytem S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 10
Securities Amount | shares	351,167
Book Value	$ 1,145	871
Main Business	Hydrocarbon transportation and storage
Registered Address	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina.
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 12
Net (loss) / profit	1,043
Equity	$ 3,654
Holding in capital stock	30.00%
Associates [member] | Central Dock Sud S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 0.01
Securities Amount | shares	11,869,095,145
Book Value	$ 2,079	1,542
Main Business	Electric power generation and bulk marketing
Registered Address	Pasaje Ingeniero Butty 220, 16th floor, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 1,231
Net (loss) / profit	1,087
Equity	$ 20,286
Holding in capital stock	10.25%
Associates [member] | YPF Gas S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	59,821,434
Book Value	$ 1,655	965
Main Business	Gas fractionation, bottling, distribution and transport for industrial and/or residential use
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2020
Capital Stock	$ 176
Net (loss) / profit	1,116
Equity	$ 6,316
Holding in capital stock	33.99%
Associates [member] | Other Related Parties [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	$ 1,315	922
Cost	648
Joint Ventures [member]
Disclosure of investments in associates and joint ventures [line items]
Book Value	96,637	60,813
Cost	6,171
Net (loss) / profit	$ 11,652	5,936	$ 3,814
Joint Ventures [member] | YPF Energia Electrica S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	1,879,916,921
Book Value	$ 53,609	35,382
Cost	$ 1,085
Main Business	Exploration, exploitation, industrialization and marketing of hydrocarbons and generation, transport and marketing of electric energy
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 3,747
Net (loss) / profit	5,911
Equity	$ 70,795
Holding in Capital Stock	75.00%
Joint Ventures [member] | Compania Mega S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	244,246,140
Book Value	$ 7,733	5,211
Main Business	Separation, fractionation and transportation of natural gas liquids
Registered Address	San Martín 344, 10th floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2020
Capital Stock	$ 643
Net (loss) / profit	1,148
Equity	$ 17,694
Holding in Capital Stock	38.00%
Joint Ventures [member] | Profertil S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	391,291,320
Book Value	$ 16,951	10,778
Main Business	Production and marketing of fertilizers
Registered Address	Alicia Moreau de Justo 740, 3rd floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2020
Capital Stock	$ 783
Net (loss) / profit	3,870
Equity	$ 34,055
Holding in Capital Stock	50.00%
Joint Ventures [member] | Refinera Del Norte S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	45,803,655
Book Value	$ 2,220	1,881
Main Business	Refining
Registered Address	Maipú 1, 2nd floor, Buenos Aires, Argentina
Last available financial statements Date	Sep. 30, 2020
Capital Stock	$ 92
Net (loss) / profit	(652)
Equity	$ 4,432
Holding in Capital Stock	50.00%
Joint Ventures [member] | Oleoducto Loma Campana-Lago Pellegrini S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	738,139,164
Book Value	$ 1,143	762
Cost	$ 738
Main Business	Construction and exploitation of a pipeline, oil transport and storage, import, export, purchase and sale of raw materials, industrial equipment and machinery
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 868
Net (loss) / profit	(226)
Equity	$ 1,006
Holding in Capital Stock	85.00%
Joint Ventures [member] | CT Barragn SA [Member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	4,279,033,952
Book Value	$ 14,981	$ 6,799
Cost	$ 4,348
Main Business	Production and generation of electric energy
Registered Address	Maipú 1, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 8,558
Net (loss) / profit	9,528
Equity	$ 29,998
Holding in Capital Stock	50.00%
Subsidiaries [member] | YPF International S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | Bs. / shares					Bs. 100
Securities Amount | shares	66,897
Main Business	Investment
Registered Address	La Plata 19 Street, Santa Cruz de la Sierra, Bolivia
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 15
Equity	$ 109
Holding in Capital Stock	100.00%
Subsidiaries [member] | YPF Holdings Inc. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares				$ 0.01
Securities Amount | shares	810,513
Main Business	Investment and finance
Registered Address	10333 Richmond Avenue I, Suite 1050, TX, United States
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 68,124
Net (loss) / profit	(8)
Equity	$ (18,070)
Holding in Capital Stock	100.00%
Subsidiaries [member] | Operadora de Estaciones de Servicios S.A.[member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	163,701,747
Main Business	Commercial management of YPF’s gas stations
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 164
Net (loss) / profit	(831)
Equity	$ 5,036
Holding in Capital Stock	99.99%
Subsidiaries [member] | A-Evangelista S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	11,714,952,101
Main Business	Engineering and construction services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 307
Net (loss) / profit	(2,596)
Equity	$ 8,188
Holding in Capital Stock	100.00%
Subsidiaries [member] | Metrogas S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	398,419,700
Main Business	Providing the public service of natural gas distribution
Registered Address	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 569
Net (loss) / profit	(5,401)
Equity	$ 14,398
Holding in Capital Stock	70.00%
Subsidiaries [member] | YPF Chile S.A. [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Amount | shares	50,968,649
Main Business	Lubricants and aviation fuels trading and hydrocarbons research and exploration
Registered Address	Villarica 322; Módulo B1, Qilicura, Santiago, Chile
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 3,838
Net (loss) / profit	(137)
Equity	$ 2,568
Holding in Capital Stock	100.00%
Subsidiaries [member] | YPF Tecnologia S.A [member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	234,291,000
Main Business	Investigation, development, production and marketing of technologies, knowledge, goods and services
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 459
Net (loss) / profit	16
Equity	$ 3,714
Holding in Capital Stock	51.00%
Subsidiaries [member] | Compania de Inversiones Mineras S.A. [Member]
Disclosure of investments in associates and joint ventures [line items]
Description of the Securities Class	Common
Securities Face Value | $ / shares	$ 1
Securities Amount | shares	236,474,420
Main Business	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining
Registered Address	Macacha Güemes 515, Buenos Aires, Argentina
Last available financial statements Date	Dec. 31, 2020
Capital Stock	$ 236
Net (loss) / profit	(90)
Equity	$ 12
Holding in Capital Stock	100.00%